Fair Value Measurements - Fair Value Liabilities Measured on Recurring Basis (Detail) - Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member] - Fair Value, Measurements, Recurring [Member]
$ in Millions
12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance December 31, 2020	$ 38.2
Change in estimates	7.0
Settlements	(9.5)
Foreign currency impact	(0.1)
Ending balance December 31, 2021	$ 35.6